Goodwill (Details) - Schedule of Balance of Goodwill - Goodwill [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	$ 3,081,639	$ 3,485,320
Total goodwill, net	3,080,622	3,484,303
Spice Investment Mercosur S.A. [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	1,441,256	1,690,339
Carulla Vivero S.A. [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	827,420	827,420
Súper Ínter [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	453,649	453,649
Libertad S.A. [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	186,289	340,887
Cafam [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	122,219	122,219
Other [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Total goodwill	50,806	50,806
Impairment Loss [Member]
Goodwill - Schedule of Balance of Goodwill [Line Items]
Impairment loss	$ (1,017)	$ (1,017)